Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Semrush Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7372
Entity Tax Identification Number	84-4053265
Entity Address, Address Line One	800 Boylston Street, Suite 2475
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	800
Local Phone Number	851-9959
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001831840
Amendment Flag	false